Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance at Dec. 31, 2019	$ 420,989
Beginning balance (in shares) at Dec. 31, 2019	69,613,562
Ending balance at Dec. 31, 2020	$ 420,989
Ending balance (in shares) at Dec. 31, 2020	69,613,562
Beginning balance at Dec. 31, 2019	$ (288,788)	$ 1	$ 32,783	$ (321,572)
Beginning balance (in shares) at Dec. 31, 2019		5,627,157
Equity
Proceeds from the exercise of stock options	301		301
Proceeds from the exercise of stock options (in shares)		195,239
Stock-based compensation	4,694		4,694
Net loss	(66,524)			(66,524)
Ending balance at Dec. 31, 2020	(350,317)	$ 1	37,778	(388,096)
Ending balance (in shares) at Dec. 31, 2020		5,822,396
Redeemable convertible preferred Stock
Conversion of redeemable convertible preferred stock into common stock in connection with the Merger and related PIPE financing	$ (420,989)
Conversion of redeemable convertible preferred stock into common stock in connection with the Merger and related PIPE financing (in shares)	(69,613,562)
Ending balance at Dec. 31, 2021	$ 0
Ending balance (in shares) at Dec. 31, 2021	0
Equity
Issuance of warrants in conjunction with debt	$ 3,275		3,275
Conversion of redeemable convertible preferred stock into common stock in connection with the Merger and related PIPE financing	420,989	$ 7	420,982
Conversion of redeemable convertible preferred stock into common stock in connection with the Merger and related PIPE financing (in shares)		69,613,562
The merger and related PIPE financing, net of transaction costs and acquired liabilities	209,480	$ 2	209,478
The merger and related PIPE financing, net of transaction costs and acquired liabilities (in shares)		27,346,449
Public warrants assumed upon the merger, net of transaction costs	13,912		13,912
Contingent earnout liability recognized upon closing of the reverse recapitalization	(159,432)		(159,432)
Proceeds from the exercise of stock options	$ 598		598
Proceeds from the exercise of stock options (in shares)	188,278	221,239
Stock-based compensation	$ 10,146		10,146
Net loss	(26,477)			(26,477)
Ending balance at Dec. 31, 2021	$ 122,174	$ 10	$ 536,737	$ (414,573)
Ending balance (in shares) at Dec. 31, 2021		103,003,646